Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Cash and Cash Equivalents

(in millions of Euros)	At December 31, 2018	At December 31, 2017
Cash in bank and on hand	164	269

Total Cash and cash equivalents	164	269